The Company	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Description of Organization and Business Operations
The Company

1.Nature of Business

Organization and Operations

NuScale Power, LLC (“NuScale” or the “Company”), is a limited liability company organized in the State of Oregon in June 2011. The Company is majority owned by Fluor Enterprises, Inc., a subsidiary of Fluor Corporation.

The Company is commercializing a modular, scalable 77 megawatt electric (gross) Light Water Reactor nuclear power plant using exclusive rights to a nuclear power plant design obtained from Oregon State University.

1. The Company

Organization

NuScale Power, LLC (“NuScale” or the “Company”), is a limited liability company organized in the State of Oregon in 2011. The Company is majority owned by Fluor Enterprises, Inc., a subsidiary of Fluor Corporation.

Operations

The Company is commercializing a modular, scalable 77 megawatt (gross) electric Light Water Reactor nuclear power plant using exclusive rights to a nuclear power plant design obtained from Oregon State University (“OSU”). The Company also uses the test facility at OSU through a technology transfer agreement. The following represents key milestones in the development of this technology:

●	December 2016: DCA completed
●	January 2017: DCA submitted to the NRC
●	March 2017: DCA accepted for review by the NRC
●	August 2020: NRC issued the Final Safety Evaluation Report (“FSER”)

The FSER represents the NRC’s completion of its technical review and approval of the NuScale SMR design. With this final phase of NuScale’s DCA now complete, customers may proceed with plans to develop NuScale power plants with the understanding that the NRC has approved the safety aspects of the NuScale design.

All the Company’s operations and long-lived assets were attributable to operations in the United States as of and for the years ended December 31, 2021 and 2020.

U.S. Department of Energy Funding

Beginning in 2014, the U.S. DOE has provided critical funding to NuScale through a series of cooperative agreements which support ongoing commercialization activities. The agreements which were active during 2021 and 2020 are discussed below.

U.S. Department of Energy Phase Two NuScale SMR First of a kind (“FOAK”) Nuclear Demonstration Readiness Project (Award 8820)

The DOE issued the second phase of the “SMR FOAK Nuclear Demonstration Readiness Project” (“Award 8820”) in October 2018. The activities under this award were required to ensure both design completion and supply chain readiness to meet a commercial operation date of 2026 for the first NuScale plant. The award initially consisted of NuScale cost share of $40,000 (50%) and the government cost share of $40,000 (50%). However, in December 2018, the award was revised to reduce the Company’s cost share from 50% to 46%. This increased the amount the Company is eligible to receive under the award to $43,200. Cumulative cash received through December 31, 2021 totaled $41,854 with the remainder obligated and included in accounts receivable presented on the balance sheet. The period of performance under Award 8820 concluded in September 2019.

U.S. Department of Energy NuScale SMR FOAK Nuclear Demonstration Readiness Project Completion (Award 8928)

In February 2020, the Company was awarded up to $350,000 under “SMR FOAK Nuclear Demonstration Readiness Project Completion” (“Award 8928”). This program is expected to complete all remaining licensing activities, first-of-a-kind engineering, supply chain development, testing and other required activities to have the NuScale SMR ready to enable timely client project deployment. The award consisted of NuScale cost share of $350,000 (50%) and the government cost share of $350,000 (50%). NuScale was permitted to request reimbursement of 73% of its program costs from August 2019 through September 2020. Because the government’s cost share of total program funds must be no more than 50% over the duration of the 5 year award, 23% of the reimbursement requests made for the August 2019 through September 2020 costs were deferred and recognized as a liability in the accompanying balance sheet. At December 31, 2021, $10,237 of deferred DOE cost share is netted in related DOE accounts receivable due to a right of offset. No amounts were eligible to be offset at December 31, 2020. These deferred reimbursement costs will be recognized as future reimbursement requests are made at less than 50%. Cumulative cash received through December 31, 2021 was $158,317, while $12,183 is still obligated under the current budget period, $1,972 of which is included in accounts receivable.

U.S. Department of Energy Carbon Free Power Project Award (Award 8369)

In April 2015, the Company was awarded an Assistance Agreement, “Site Permitting and Licensing of the NuScale Small Modular Reactor”. Utah Associated Municipal Power Systems was identified as a sub-recipient under the Carbon Free Power Project (“CFPP”) award. UAMPS is considering developing, constructing and owning a 462 MWe (gross) nuclear powered energy center using NuScale’s SMR technology. The CFPP award consisted of government cost share of $16,617 (50%) and NuScale and UAMPS cost share of $16,617 (50%) to facilitate site permitting and related licensing activities. In January 2019 the DOE renewed the award extending the period of performance through December 2023 and increasing the total amount of the award to $126,694. The cost sharing percentages remained at government cost share of 50% and NuScale and UAMPS cost share of 50% of the total award. This award was later amended to consist of government cost share of $8,250 (50%) and NuScale and UAMPS cost share of $8,250 (50%). Cumulative cash received through December 31, 2021 was $7,451, with an additional $70 obligated and included in accounts receivable. The remaining $729 was paid by the DOE to a third party, in accordance with the Award, for services provided. The period of performance under this award ended October 31, 2021 due to UAMPS applying as prime recipient for Award 8935. NuScale has no cost share under Award 8935.

Subsequently, an “Agreement for a Cost Sharing Option Associated with the Siting and Licensing of a Small Modular Reactor” and a “Subaward Agreement between the Company and UAMPS” were executed in December 2015. These agreements were subsequently amended various times. Under these amended agreements, NuScale will reimburse UAMPS 25% of the UAMPS project costs associated with the CFPP award up to a maximum of $4,100.

Under the amended agreements, when UAMPS submits the combined construction and operating license application, it will pay NuScale an amount equal to the sum of all CFPP project costs reimbursed by NuScale. Upon such payment, UAMPS will assume full ownership interest in all project assets free of any claim by NuScale.

Going Concern

The Company’s financial statements have been prepared on a basis which assumes that it will continue as a going concern, which contemplates the realization of assets and the satisfaction of liabilities and commitments in the normal course of business. Since inception, the Company has incurred and expects to continue to incur net losses and negative operating cash flow. Management expects that future operating losses and negative operating cash flows may increase from historical levels because of additional costs and expenses related to the development of technology and the development of market and strategic relationships with other businesses. Consequently, the Company’s continued existence is dependent upon its ability to obtain additional sources of funding to support its ongoing operations.

DOE Award 8928 was issued in February 2020. Total cash received under this award during 2021 and 2020 was $57,817 and $100,500, respectively. However, no formal assurances of additional obligations from the DOE can be provided. In addition, the Company received proceeds from the sale of convertible preferred units of $192,500 during 2021 and is pursuing a variety of additional funding sources to support the continuation of operations, including a planned merger with Spring Valley Acquisition Corp. While the Company has historically been successful in obtaining the capital necessary to support its operations, there is no assurance that the Company will be able to secure additional equity capital or other financing. As a result, management has concluded there is substantial doubt about the Company’s ability to continue as a going concern within one year after the date the financial statements are issued.

The financial statements do not include any adjustments relating to the recoverability and classification of recorded assets, or the amounts of and classification of liabilities that might be necessary in the event the Company is unable to continue as a going concern.

Liquidity

The Company is devoting substantially all of its efforts in developing its product. It has raised $753,306 of new equity financing, primarily from Fluor, since 2011.

Beginning in 2011, Fluor and the Company entered into at the money option agreements whereby Fluor has the right, but not the obligation, to purchase Convertible Preferred Units ("CPUs"). Under these agreements, Fluor invested $10,000 to purchase 5,208 CPUs at $1.92 in 2020. No investments were made in 2021. All agreements are expired and none were outstanding at December 31, 2021 and 2020.

During 2021 and 2020 the Company received proceeds from the sale of convertible preferred units of $192,500 and $8,500, respectively. See footnote 9 for further description.

Merger with Spring Valley

In December 2021, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) with Spring Valley Acquisition Corp. (“Spring Valley”) and Spring Valley Merger Sub, LLC (“Merger Sub”). Pursuant to the Merger Agreement, Merger Sub will be merged with and into the Company (the “Merger”), with the Company surviving the Merger (such surviving entity, the “Surviving Company”), Spring Valley will be renamed NuScale Power Corporation, and the Company will continue to be held as a wholly controlled subsidiary of NuScale Power Corporation in an “Up-C” structure.

In connection with the Merger, each CPU of the Company will be converted into a certain number of common units, and each NuScale common unit will receive a certain number of Surviving Company Class B common units and non-economic voting shares of NuScale Power Corporation Class B common stock. Holders of Surviving Company Class B common units will have the right to exchange each Surviving Company Class B common unit they hold, together with the cancelation for no consideration of one share of NuScale Power Corporation Class B common stock, for one share of NuScale Power Corporation Class A common stock (or cash), subject to certain restrictions.

The convertible loan held by Fluor, identified in the balance sheet as convertible note payable, will be converted into NuScale common units (which will then receive Surviving Company Class B common units and non-economic voting shares of NuScale Power Corporation Class B common stock).

In connection with the Merger Agreement, Spring Valley also entered into subscription agreements with investors to purchase shares of NuScale Power Corporation Class A common stock for $211,000. These investments are contingent on the closing of the Merger. Additionally, $30,000 of these investments were contingent on the entry into definitive documents between the investor, Fluor Corporation and NuScale with respect to certain ancillary commercial arrangements, which were satisfied in February 2022.

The Merger is expected to close in the first half of 2022, subject to customary closing conditions.